SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 40,032	¥ 31,852	¥ 20,358
Provided	9,585	8,180	11,494
Balance at end of the year	¥ 49,617	¥ 40,032	¥ 31,852